Contracts with Customers - Narrative (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Decrease in deferred mobilization and contract preparation costs	$ 9.2
Total deferred mobilization and contract preparation asset	70.9	$ 80.1
Additional deferred contract preparation and mobilization costs	15.5
Capitalized contract cost, amortization	$ 24.7